Long-Term Debt - Additional Information - Revolvers and Term Loans (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2016 USD ($) bridge_loan	Sep. 30, 2017 USD ($) loan credit_facility vessel	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Total principal		$ 652,233,000	$ 941,661,000
Repayments of 2 bridge loans and a portion of the revolving credit facility	$ 845,800,000
Term Loans
Debt Instrument [Line Items]
Total principal		330,903,000	$ 475,466,000
Remaining Secured Debt | Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Maintain the greater of free cash liquidity		$ 50,000,000
Minimum liquidity as a percentage of debt		5.00%
Term Loan Due 2021 | Term Loans
Debt Instrument [Line Items]
Number of debt instruments | credit_facility		2
Maturing in May 2021 | Term Loans
Debt Instrument [Line Items]
Number of debt instruments | loan		1
2016 Debt Facility
Debt Instrument [Line Items]
Debt instrument, face amount	$ 894,400,000
Collateral, number of vessels | vessel		30
Minimum hull coverage ratios		125.00%
Actual hull coverage ratio		139.00%	140.00%
2016 Debt Facility | Not Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Minimum liquidity covenant requirement		$ 35,000,000
Minimum liquidity as a percentage of consolidated debt covenant requirement		5.00%
Matured in January 2016
Debt Instrument [Line Items]
Number of debt instruments | bridge_loan	2
Revolving Facility One | Revolving Credit Facility
Debt Instrument [Line Items]
Total principal		$ 0	$ 55,100,000
Remaining Revolving Credit Facilities | Revolving Credit Facility
Debt Instrument [Line Items]
Total principal		$ 67,200,000	$ 72,000,000
Remaining Secured Debt | Term Loans
Debt Instrument [Line Items]
Collateral, number of vessels | vessel		2
Minimum
Debt Instrument [Line Items]
Percentage of margin		0.30%
Minimum | 2016 Debt Facility | Not Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Debt term		6 months
Maximum
Debt Instrument [Line Items]
Percentage of margin		2.00%
LIBOR | Minimum | Term Loans
Debt Instrument [Line Items]
Percentage of margin		0.30%	0.30%
LIBOR | Maximum | Term Loans
Debt Instrument [Line Items]
Percentage of margin		2.00%	2.00%
Revolving Credit Facility
Debt Instrument [Line Items]
Number of debt instruments | credit_facility		2
Revolving credit facilities borrowing capacity		$ 365,500,000	$ 500,500,000
Undrawn amount of revolving credit facility		44,200,000	34,300,000
Total principal		321,330,000	$ 466,195,000
Revolving Credit Facility | Remainder of 2017
Debt Instrument [Line Items]
Reduction in the total amount available under Revolvers		5,500,000
Revolving Credit Facility | 2018
Debt Instrument [Line Items]
Reduction in the total amount available under Revolvers		67,300,000
Revolving Credit Facility | 2019
Debt Instrument [Line Items]
Reduction in the total amount available under Revolvers		0
Revolving Credit Facility | 2020
Debt Instrument [Line Items]
Reduction in the total amount available under Revolvers		0
Revolving Credit Facility | 2021
Debt Instrument [Line Items]
Reduction in the total amount available under Revolvers		$ 292,700,000
Revolving Credit Facility | Remaining Revolving Credit Facilities
Debt Instrument [Line Items]
Collateral, number of vessels | vessel		3
Minimum hull coverage ratios		105.00%
Actual hull coverage ratio		116.00%	117.00%
Revolving Credit Facility | LIBOR | Minimum
Debt Instrument [Line Items]
Percentage of margin		0.45%	0.45%
Revolving Credit Facility | LIBOR | Maximum
Debt Instrument [Line Items]
Percentage of margin		2.00%	2.00%
Remaining Revolving Credit Facilities | Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Maintain the greater of free cash liquidity		$ 50,000,000
Minimum liquidity as a percentage of debt		5.00%
Remaining Revolving Credit Facilities | Minimum | Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Debt term		6 months
Remaining Secured Debt | Minimum | Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Debt term		6 months